Accounts Receivable and Allowance For Doubtful Accounts (Tables)	12 Months Ended
Dec. 31, 2013
Net Accounts Receivable Consist of the Following for the Years Ended December 31, 2012 and 2013

Net accounts receivable consist of the following for the years ended December 31, 2012 and 2013:

	December 31, 2012	December 31, 2013

Accounts receivable	95,588	127,686
Less: allowance for doubtful accounts	5,624	10,379

Accounts receivable, net	89,964	117,307

Movement of Allowance for Doubtful Accounts

Movement of allowance for doubtful accounts was as follows:

	2011	2012	2013

Balance at beginning of the year	—	658	5,624
Charge to expenses	937	5,622	4,735
Reversal	—	—	(38)
Written-off	(279)	(656)	(145)
Exchange difference	—	—	203

Balance at end of the year	658	5,624	10,379